Scudder International Fund
Class S shares
Supplement to Statement of Additional Information dated December 29, 2000

The following disclosure supplements the "PURCHASES AND EXCHANGES" and "BUYING AND SELLING SHARES" - "EXCHANGES" section of the Statement of Additional
Information:

Special Redemption and Exchange Information

         In general, Class S shares of the Fund may be exchanged or redeemed at net asset value. However, Class S shares of the Fund held for less than six months are redeemable at a price equal to 98% of the then current net asset value per share. This 2% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Advisor or its subsidiaries, and does not benefit the Advisor in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The redemption discount will not be applied to (a) a redemption of Class S shares of the Fund outstanding for six months or more, (b) shares purchased through certain of the Advisor's retirement plans, Including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the
Fund), (d) a redemption of shares due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder, (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation, or (e) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information, and (f) shares purchased by accounts opened pursuant to certain types of "WRAP" fee investment programs. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held six months or more; and third, purchased shares held for less than six months. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.



September 30, 2001

Scudder Greater Europe Growth Fund
Class S shares
Supplement to Statement of Additional Information dated March 1, 2001

The following disclosure supplements the "PURCHASES AND EXCHANGES" and "BUYING AND SELLING SHARES" - "EXCHANGES" section of the Statement of Additional
Information:

Special Redemption and Exchange Information

         In general, Class S shares of the Fund may be exchanged or redeemed at net asset value. However, Class S shares of the Fund held for less than six months are redeemable at a price equal to 98% of the then current net asset value per share. This 2% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Advisor or its subsidiaries, and does not benefit the Advisor in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The redemption discount will not be applied to (a) a redemption of Class S shares of the Fund outstanding for six months or more, (b) shares purchased through certain of the Advisor's retirement plans, Including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the
Fund), (d) a redemption of shares due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder, (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation, or (e) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information, and (f) shares purchased by accounts opened pursuant to certain types of "WRAP" fee investment programs. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held six months or more; and third, purchased shares held for less than six months. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.



September 30, 2001